UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund: BlackRock Enhanced Global Dividend Trust (BOE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Global Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited) September 30, 2018	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

Australia — 4.9%
Amcor Ltd.	2,166,058	$21,407,601
Ansell Ltd.	406,296	7,411,182
Ensogo Ltd.(a)(b)	418,198	3
Sonic Healthcare Ltd.	666,385	11,989,973

		40,808,759
Belgium — 0.7%
bpost SA	373,254	6,057,176

Canada — 6.4%
Rogers Communications, Inc., Class B	497,518	25,587,520
TELUS Corp.	748,123	27,575,687

		53,163,207
China — 0.9%
ANTA Sports Products Ltd.	1,514,000	7,227,581

Denmark — 1.0%
Novo Nordisk A/S, Class B	186,453	8,775,421

Finland — 3.1%
Kone OYJ, Class B	482,959	25,779,749

France — 3.9%
Sanofi	269,290	24,060,303
Schneider Electric SE	111,650	8,965,158

		33,025,461
Germany — 2.3%
Deutsche Post AG, Registered Shares	545,851	19,407,376

India — 0.9%
Hero MotoCorp Ltd.	167,596	6,782,778
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $2,637,143), 0.00%(a)(c)	3,540	726,939

		7,509,717
Ireland — 1.5%
Medtronic PLC(d)	125,110	12,307,071

Japan — 1.0%
Japan Tobacco, Inc.	310,500	8,108,181

Netherlands — 2.5%
Heineken NV	111,338	10,449,142
Koninklijke Philips NV	237,749	10,836,948

		21,286,090
Singapore — 2.9%
DBS Group Holdings Ltd.	661,968	12,628,458

Security	Shares	Value
Singapore (continued)
United Overseas Bank Ltd.	606,000	$11,979,668

		24,608,126
Sweden — 1.4%
Svenska Handelsbanken AB, Class A	937,035	11,817,545

Switzerland — 7.6%
Nestle SA, Registered Shares	305,978	25,468,554
Novartis AG, Registered Shares	347,751	29,933,868
SGS SA, Registered Shares	3,121	8,217,378

		63,619,800
Taiwan — 2.6%
Far EasTone Telecommunications Co. Ltd.	2,529,000	6,029,854
Taiwan Semiconductor Manufacturing Co. Ltd.	1,796,000	15,326,225

		21,356,079
United Kingdom — 13.8%
AstraZeneca PLC	241,470	18,821,148
British American Tobacco PLC	415,935	19,391,096
Diageo PLC	384,545	13,623,691
GlaxoSmithKline PLC	910,852	18,266,874
Imperial Brands PLC	626,898	21,814,763
Unilever PLC	427,866	23,504,434

		115,422,006
United States — 41.3%
3M Co.(d)	75,958	16,005,110
AbbVie, Inc.(d)	95,833	9,063,885
Altria Group, Inc.(d)(e)	491,905	29,666,791
Cisco Systems, Inc.(d)(e)	538,639	26,204,787
Citizens Financial Group, Inc.	167,555	6,462,596
Coca-Cola Co.(d)	579,723	26,777,405
FirstSun Capital Bancorp, (Acquired 03/10/14, cost $5,461,692)(a)(c)	120,312	4,464,791
Genuine Parts Co.(d)	242,320	24,086,608
International Paper Co.(d)	303,694	14,926,560
Johnson & Johnson(d)(e)	231,391	31,971,307
M&T Bank Corp.(d)	69,614	11,454,288
Microsoft Corp.(d)	75,620	8,648,659
Paychex, Inc.(d)	119,608	8,809,129
PepsiCo, Inc.(d)	186,245	20,822,191
Pfizer, Inc.(d)(e)	430,649	18,978,702
Philip Morris International, Inc.(d)	219,915	17,931,869
Procter & Gamble Co.(d)	220,742	18,372,357
U.S. Bancorp(d)	249,836	13,193,839
United Parcel Service, Inc., Class B(d)	76,232	8,900,086
United Technologies Corp.(d)	124,974	17,472,615

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Wells Fargo & Co.(d)	228,446	$12,007,122

		346,220,697

Total Common Stocks — 98.7% (Cost — $825,952,577)		826,500,042

Preferred Stocks — 0.7%

United States — 0.7%
Palantir Technologies, Inc., Series I (Acquired 03/27/14, cost $3,118,944), 0.00%(a)(c)	508,800	2,951,040
Uber Technologies, Inc., Series D (Acquired 06/01/14, cost $11,391,473), 0.00%(a)(c)	68,723	3,050,614

		6,001,654

Total Preferred Stocks — 0.7% (Cost — $4,185,045)		6,001,654

Total Long-Term Investments — 99.4% (Cost — $830,137,622)		832,501,696

Security	Shares	Value

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(f)(g)	4,542,317	$4,542,317

Total Short-Term Securities — 0.6% (Cost — $4,542,317)		4,542,317

Total Investments Before Options Written — 100.0% (Cost — $834,679,939)		837,044,013

Options Written — (0.9)% (Premiums Received — $5,988,430)		(7,049,687)

Total Investments, Net of Options Written — 99.1% (Cost — $828,691,509)		829,994,326
Other Assets Less Liabilities — 0.9%		7,371,376

Net Assets — 100.0%		$837,365,702

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $11,193,384 and an original cost of $22,609,252, which was 2.7% of its net assets.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,118,524	(8,576,207)	4,542,317	$4,542,317	$68,123	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3M Co.	34	10/05/18	USD	215.00	USD	716	$(1,071)
Cisco Systems, Inc.	904	10/05/18	USD	47.00	USD	4,398	(153,680)
Cisco Systems, Inc.	257	10/05/18	USD	48.00	USD	1,250	(20,175)
International Paper Co.	258	10/05/18	USD	53.00	USD	1,268	(387)
International Paper Co.	32	10/05/18	USD	52.00	USD	157	(128)
Johnson & Johnson	400	10/05/18	USD	136.00	USD	5,527	(100,000)
Medtronic PLC	81	10/05/18	USD	95.01	USD	797	(28,277)
Microsoft Corp.	200	10/05/18	USD	109.00	USD	2,287	(111,500)
PepsiCo, Inc.	165	10/05/18	USD	115.00	USD	1,845	(4,372)
Pfizer, Inc.	408	10/05/18	USD	40.05	USD	1,798	(164,728)
Philip Morris International, Inc.	176	10/05/18	USD	82.00	USD	1,435	(9,768)
Procter & Gamble Co.	306	10/05/18	USD	83.50	USD	2,547	(13,770)
U.S. Bancorp	220	10/05/18	USD	53.51	USD	1,162	(5,463)
United Parcel Service, Inc., Class B	151	10/05/18	USD	126.00	USD	1,763	(1,359)
United Technologies Corp.	245	10/05/18	USD	133.00	USD	3,425	(173,950)
Wells Fargo & Co.	290	10/05/18	USD	59.50	USD	1,524	(580)
Wells Fargo & Co.	13	10/05/18	USD	54.50	USD	68	(71)
AbbVie, Inc.	158	10/12/18	USD	95.00	USD	1,494	(18,328)
Cisco Systems, Inc.	257	10/12/18	USD	47.94	USD	1,250	(21,802)
Coca-Cola Co.	507	10/12/18	USD	45.50	USD	2,342	(43,856)
Genuine Parts Co.	329	10/12/18	USD	100.00	USD	3,270	(26,320)
International Paper Co.	258	10/12/18	USD	53.50	USD	1,268	(2,838)
International Paper Co.	33	10/12/18	USD	52.00	USD	162	(231)
Microsoft Corp.	62	10/12/18	USD	113.00	USD	709	(15,035)
PepsiCo, Inc.	3	10/12/18	USD	116.00	USD	34	(78)
Pfizer, Inc.	408	10/12/18	USD	40.15	USD	1,798	(161,356)
Procter & Gamble Co.	216	10/12/18	USD	84.00	USD	1,798	(10,368)
Rogers Communications, Inc., Class B	123	10/12/18	CAD	67.50	CAD	817	(2,666)
Rogers Communications, Inc., Class B	124	10/12/18	CAD	68.00	CAD	824	(1,680)
U.S. Bancorp	77	10/12/18	USD	55.00	USD	407	(385)
U.S. Bancorp	146	10/12/18	USD	54.66	USD	771	(1,989)
Wells Fargo & Co.	150	10/12/18	USD	58.50	USD	788	(300)
3M Co.	117	10/19/18	USD	210.00	USD	2,465	(42,998)
AbbVie, Inc.	67	10/19/18	USD	100.00	USD	634	(1,440)
Altria Group, Inc.	439	10/19/18	USD	65.00	USD	2,648	(2,634)
Cisco Systems, Inc.	257	10/19/18	USD	48.00	USD	1,250	(25,443)
Coca-Cola Co.	654	10/19/18	USD	46.00	USD	3,021	(38,913)
Genuine Parts Co.	302	10/19/18	USD	105.00	USD	3,002	(6,795)
International Paper Co.	353	10/19/18	USD	52.50	USD	1,735	(4,412)
M&T Bank Corp.	327	10/19/18	USD	175.00	USD	5,380	(10,627)
Medtronic PLC	177	10/19/18	USD	100.00	USD	1,741	(11,505)
Microsoft Corp.	30	10/19/18	USD	110.00	USD	343	(15,375)
Paychex, Inc.	282	10/19/18	USD	75.00	USD	2,077	(26,085)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
PepsiCo, Inc.	223	10/19/18	USD	$115.00	USD	2,493	$(13,937)
Pfizer, Inc.	408	10/19/18	USD	40.25	USD	1,798	(158,017)
Philip Morris International, Inc.	178	10/19/18	USD	84.50	USD	1,451	(12,549)
Rogers Communications, Inc., Class B	750	10/19/18	CAD	70.00	CAD	4,982	(6,097)
U.S. Bancorp	68	10/19/18	USD	54.50	USD	359	(1,870)
U.S. Bancorp	178	10/19/18	USD	53.95	USD	940	(7,579)
United Technologies Corp.	112	10/19/18	USD	135.00	USD	1,566	(69,160)
Wells Fargo & Co.	86	10/19/18	USD	55.00	USD	452	(2,666)
Wells Fargo & Co.	33	10/19/18	USD	56.00	USD	173	(528)
Coca-Cola Co.	454	10/23/18	USD	46.25	USD	2,097	(22,816)
Altria Group, Inc.	439	10/26/18	USD	65.00	USD	2,648	(9,658)
Cisco Systems, Inc.	83	10/26/18	USD	47.50	USD	404	(11,952)
Coca-Cola Co.	441	10/26/18	USD	46.50	USD	2,037	(18,742)
Genuine Parts Co.	178	10/26/18	USD	102.00	USD	1,769	(17,800)
International Paper Co.	400	10/26/18	USD	56.00	USD	1,966	(2,800)
Johnson & Johnson	286	10/26/18	USD	141.00	USD	3,952	(37,323)
Medtronic PLC	220	10/26/18	USD	97.00	USD	2,164	(55,990)
Microsoft Corp.	161	10/26/18	USD	115.00	USD	1,841	(43,068)
Pfizer, Inc.	292	10/26/18	USD	42.00	USD	1,287	(65,554)
Pfizer, Inc.	137	10/26/18	USD	41.69	USD	604	(36,084)
Philip Morris International, Inc.	179	10/26/18	USD	83.50	USD	1,460	(21,301)
Procter & Gamble Co.	57	10/26/18	USD	84.50	USD	474	(4,360)
U.S. Bancorp	279	10/26/18	USD	54.50	USD	1,473	(10,044)
United Parcel Service, Inc., Class B	207	10/26/18	USD	120.00	USD	2,417	(28,566)
United Technologies Corp.	80	10/26/18	USD	143.00	USD	1,118	(15,640)
Wells Fargo & Co.	107	10/26/18	USD	56.50	USD	562	(1,819)
Cisco Systems, Inc.	257	10/30/18	USD	48.75	USD	1,250	(19,484)
Wells Fargo & Co.	33	10/31/18	USD	57.00	USD	173	(601)
3M Co.	89	11/02/18	USD	212.50	USD	1,875	(38,938)
AbbVie, Inc.	67	11/02/18	USD	97.00	USD	634	(11,356)
Cisco Systems, Inc.	581	11/02/18	USD	47.50	USD	2,827	(90,346)
Coca-Cola Co.	227	11/02/18	USD	46.50	USD	1,049	(14,414)
Genuine Parts Co.	165	11/02/18	USD	101.00	USD	1,640	(26,813)
International Paper Co.	93	11/02/18	USD	54.50	USD	457	(1,395)
Johnson & Johnson	123	11/02/18	USD	141.00	USD	1,699	(19,188)
PepsiCo, Inc.	3	11/02/18	USD	117.00	USD	34	(150)
Pfizer, Inc.	79	11/02/18	USD	43.00	USD	348	(12,403)
Philip Morris International, Inc.	118	11/02/18	USD	84.50	USD	962	(12,272)
Procter & Gamble Co.	458	11/02/18	USD	83.50	USD	3,812	(58,395)
U.S. Bancorp	137	11/02/18	USD	56.00	USD	723	(2,123)
Wells Fargo & Co.	29	11/02/18	USD	57.00	USD	152	(522)
3M Co.	117	11/09/18	USD	212.50	USD	2,465	(54,698)
Cisco Systems, Inc.	181	11/09/18	USD	48.80	USD	881	(17,322)
Coca-Cola Co.	327	11/09/18	USD	46.50	USD	1,510	(23,217)
Wells Fargo & Co.	60	11/09/18	USD	54.00	USD	315	(5,010)
AbbVie, Inc.	158	11/16/18	USD	95.00	USD	1,494	(47,479)
Altria Group, Inc.	843	11/16/18	USD	65.00	USD	5,084	(34,142)
Cisco Systems, Inc.	454	11/16/18	USD	48.00	USD	2,209	(81,720)
Coca-Cola Co.	114	11/16/18	USD	47.00	USD	527	(6,156)
Medtronic PLC	110	11/16/18	USD	97.50	USD	1,082	(31,185)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
PepsiCo, Inc.	481	11/16/18	USD	$115.00	USD	5,378	$(63,492)
Pfizer, Inc.	292	11/16/18	USD	42.98	USD	1,287	(44,345)
TELUS Corp.	291	11/16/18	CAD	50.00	CAD	1,385	(3,605)
U.S. Bancorp	69	11/16/18	USD	55.00	USD	364	(3,450)
Wells Fargo & Co.	33	11/16/18	USD	57.50	USD	173	(660)

Total							$(2,683,539)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TELUS Corp.	Morgan Stanley & Co. International PLC	29,200	10/01/18	CAD	47.65	CAD	1,390	$(4,770)
Ansell Ltd.	Citibank N.A.	24,200	10/03/18	AUD	25.48	AUD	611	(2,619)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	135,500	10/03/18	SGD	25.73	SGD	3,534	(44,228)
Diageo PLC	Morgan Stanley & Co. International PLC	12,500	10/03/18	GBP	27.60	GBP	340	(1,036)
Far EasTone Telecommunications Co. Ltd.	JPMorgan Chase Bank N.A.	136,000	10/03/18	USD	73.26	USD	9,901	(1,306)
Heineken NV	Morgan Stanley & Co. International PLC	24,000	10/03/18	EUR	86.69	EUR	1,940	(1)
Kone OYJ, Class B	HSBC Bank PLC	38,800	10/03/18	EUR	46.66	EUR	1,784	(17,230)
bpost SA	Credit Suisse International	25,000	10/03/18	EUR	13.78	EUR	350	(9,072)
Citizens Financial Group, Inc.	JPMorgan Chase Bank N.A.	28,700	10/09/18	USD	41.91	USD	1,107	(333)
TELUS Corp.	Goldman Sachs International	24,400	10/09/18	CAD	47.10	CAD	1,162	(14,208)
TELUS Corp.	Royal Bank of Canada	30,600	10/09/18	CAD	48.43	CAD	1,457	(2,339)
bpost SA	Credit Suisse International	25,000	10/09/18	EUR	13.78	EUR	350	(11,283)
ANTA Sports Products Ltd.	UBS AG	215,000	10/10/18	HKD	44.36	HKD	8,035	(1,357)
Amcor Ltd.	Morgan Stanley & Co. International PLC	364,000	10/10/18	AUD	14.73	AUD	4,976	(134)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	30,000	10/10/18	AUD	26.14	AUD	747	(322)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	111,800	10/12/18	EUR	38.43	EUR	4,389	(143,242)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	26,100	10/12/18	DKK	319.16	DKK	7,890	(1,547)
Citizens Financial Group, Inc.	Citibank N.A.	50,000	10/17/18	USD	41.28	USD	1,929	(5,234)
GlaxoSmithKline PLC	Citibank N.A.	99,900	10/17/18	GBP	15.61	GBP	1,537	(16,744)
Heineken NV	Goldman Sachs International	28,300	10/17/18	EUR	83.85	EUR	2,287	(5,227)
Nestle SA, Registered Shares	Morgan Stanley & Co. International PLC	73,000	10/17/18	CHF	80.30	CHF	5,963	(137,873)
Novo Nordisk A/S, Class B	Deutsche Bank AG	61,600	10/17/18	DKK	312.83	DKK	18,621	(16,013)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	30,000	10/17/18	AUD	26.14	AUD	747	(946)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	206,000	10/17/18	SEK	110.00	SEK	23,088	(68,891)
TELUS Corp.	Goldman Sachs International	24,300	10/17/18	CAD	47.40	CAD	1,157	(13,341)
bpost SA	Deutsche Bank AG	30,000	10/17/18	EUR	14.10	EUR	419	(9,868)
Ansell Ltd.	Goldman Sachs International	12,800	10/23/18	AUD	26.44	AUD	323	(1,389)
AstraZeneca PLC	Barclays Bank PLC	69,200	10/23/18	GBP	59.96	GBP	4,138	(112,786)
Deutsche Post AG, Registered Shares	Morgan Stanley & Co. International PLC	156,500	10/23/18	EUR	31.97	EUR	4,792	(18,919)
Far EasTone Telecommunications Co. Ltd.	Morgan Stanley & Co. International PLC	170,000	10/23/18	USD	72.58	USD	12,376	(6,273)
TELUS Corp.	Morgan Stanley & Co. International PLC	16,600	10/23/18	CAD	48.08	CAD	790	(4,670)
ANTA Sports Products Ltd.	JPMorgan Chase Bank N.A.	398,000	10/24/18	HKD	38.63	HKD	14,873	(76,960)
Novartis AG, Registered Shares	Morgan Stanley & Co. International PLC	18,250	10/24/18	CHF	82.75	CHF	1,542	(45,758)
Unilever PLC	Morgan Stanley & Co. International PLC	141,100	10/24/18	GBP	43.30	GBP	5,947	(68,014)
Amcor Ltd.	Citibank N.A.	256,000	10/26/18	AUD	14.58	AUD	3,500	(4,767)
Imperial Brands PLC	Deutsche Bank AG	64,500	10/26/18	GBP	27.77	GBP	1,722	(25,102)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Kone OYJ, Class B	Credit Suisse International	59,000	10/26/18	EUR	$46.57	EUR	2,712	$(74,228)
Schneider Electric SE	Credit Suisse International	8,500	10/26/18	EUR	69.20	EUR	588	(13,956)
United Overseas Bank Ltd.	UBS AG	161,500	10/26/18	SGD	26.82	SGD	4,364	(86,740)
Rogers Communications, Inc., Class B	Goldman Sachs International	44,000	10/29/18	CAD	69.26	CAD	2,923	(9,607)
TELUS Corp.	Credit Suisse International	12,700	10/29/18	CAD	48.46	CAD	605	(3,005)
TELUS Corp.	Royal Bank of Canada	27,500	10/29/18	CAD	48.40	CAD	1,309	(6,893)
Novartis AG, Registered Shares	Goldman Sachs International	106,400	10/30/18	CHF	80.35	CHF	8,989	(475,694)
SGS SA, Registered Shares	Goldman Sachs International	1,100	10/30/18	CHF	2,569.96	CHF	2,842	(53,879)
Amcor Ltd.	UBS AG	398,100	10/31/18	AUD	14.15	AUD	5,442	(31,337)
Ansell Ltd.	Morgan Stanley & Co. International PLC	31,200	10/31/18	AUD	25.21	AUD	787	(13,549)
Ansell Ltd.	Morgan Stanley & Co. International PLC	33,500	10/31/18	AUD	24.94	AUD	845	(18,964)
Diageo PLC	Credit Suisse International	68,800	10/31/18	GBP	27.07	GBP	1,870	(51,167)
Far EasTone Telecommunications Co. Ltd.	Goldman Sachs International	360,000	10/31/18	USD	75.37	USD	26,208	(4,165)
Kone OYJ, Class B	Morgan Stanley & Co. International PLC	54,800	10/31/18	EUR	46.34	EUR	2,519	(81,404)
Sanofi	Goldman Sachs International	55,500	10/31/18	EUR	77.19	EUR	4,271	(78,137)
Sonic Healthcare Ltd.	Citibank N.A.	68,900	10/31/18	AUD	25.48	AUD	1,715	(13,822)
TELUS Corp.	Morgan Stanley & Co. International PLC	32,400	10/31/18	CAD	48.50	CAD	1,543	(7,835)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	844,000	10/31/18	USD	260.10	USD	219,904	(223,913)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	123,300	10/31/18	SGD	26.50	SGD	3,332	(89,323)
AstraZeneca PLC	Barclays Bank PLC	44,300	11/01/18	GBP	57.00	GBP	2,649	(197,851)
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	175,600	11/01/18	SGD	25.05	SGD	4,580	(158,794)
Far EasTone Telecommunications Co. Ltd.	UBS AG	182,000	11/01/18	USD	76.90	USD	13,250	(926)
GlaxoSmithKline PLC	Barclays Bank PLC	328,200	11/01/18	GBP	15.15	GBP	5,044	(198,090)
Imperial Brands PLC	Goldman Sachs International	155,000	11/01/18	GBP	26.50	GBP	4,139	(185,105)
Japan Tobacco, Inc.	JPMorgan Chase Bank N.A.	71,700	11/01/18	JPY	3,070.42	JPY	212,733	(15,484)
Nestle SA, Registered Shares	UBS AG	70,800	11/01/18	CHF	82.64	CHF	5,784	(59,618)
Sanofi	Credit Suisse International	71,100	11/01/18	EUR	76.16	EUR	5,471	(156,228)
Schneider Electric SE	Morgan Stanley & Co. International PLC	22,000	11/01/18	EUR	70.94	EUR	1,522	(26,379)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	234,400	11/01/18	SEK	107.76	SEK	26,272	(146,639)
TELUS Corp.	Goldman Sachs International	74,300	11/01/18	CAD	48.50	CAD	3,537	(21,283)
Unilever PLC	Credit Suisse International	60,000	11/01/18	GBP	42.53	GBP	2,529	(41,718)
Rogers Communications, Inc., Class B	Citibank N.A.	55,400	11/02/18	CAD	67.25	CAD	3,680	(28,394)
Paychex, Inc.	JPMorgan Chase Bank N.A.	28,000	11/05/18	USD	73.25	USD	2,062	(60,341)
TELUS Corp.	Goldman Sachs International	33,800	11/05/18	CAD	48.00	CAD	1,609	(13,197)
Ansell Ltd.	Citibank N.A.	27,000	11/06/18	AUD	25.75	AUD	681	(8,312)
Far EasTone Telecommunications Co. Ltd.	Citibank N.A.	241,000	11/06/18	USD	73.74	USD	17,545	(6,842)
Deutsche Post AG, Registered Shares	Credit Suisse International	100,000	11/07/18	EUR	31.92	EUR	3,062	(33,594)
Diageo PLC	Credit Suisse International	49,800	11/07/18	GBP	27.25	GBP	1,354	(32,873)
Kone OYJ, Class B	Credit Suisse International	44,200	11/07/18	EUR	47.16	EUR	2,032	(58,141)
Novartis AG, Registered Shares	Morgan Stanley & Co. International PLC	38,800	11/07/18	CHF	82.25	CHF	3,278	(117,689)
Sonic Healthcare Ltd.	Citibank N.A.	95,000	11/07/18	AUD	25.27	AUD	2,365	(27,000)
TELUS Corp.	Goldman Sachs International	16,700	11/08/18	CAD	48.53	CAD	795	(5,526)
Schneider Electric SE	Morgan Stanley & Co. International PLC	22,000	11/09/18	EUR	66.57	EUR	1,525	(90,726)

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Rogers Communications, Inc., Class B	UBS AG	34,800	11/13/18	CAD	$68.00	CAD	2,312	$(21,235)
ANTA Sports Products Ltd.	Morgan Stanley & Co. International PLC	295,000	11/14/18	HKD	37.50	HKD	11,024	(101,590)
Kone OYJ, Class B	UBS AG	30,100	11/14/18	EUR	46.66	EUR	1,384	(50,655)
Ansell Ltd.	Citibank N.A.	62,200	11/16/18	AUD	25.41	AUD	1,569	(29,391)
British American Tobacco PLC	Morgan Stanley & Co. International PLC	72,800	11/20/18	GBP	36.69	GBP	2,604	(73,061)
Diageo PLC	Credit Suisse International	49,800	11/20/18	GBP	27.25	GBP	1,354	(39,143)
SGS SA, Registered Shares	UBS AG	365	11/20/18	CHF	2,636.03	CHF	943	(10,052)
Sonic Healthcare Ltd.	Goldman Sachs International	80,000	11/20/18	AUD	26.01	AUD	1,991	(13,040)
British American Tobacco PLC	Morgan Stanley & Co. International PLC	72,800	11/27/18	GBP	36.69	GBP	2,604	(83,669)
Japan Tobacco, Inc.	JPMorgan Chase Bank N.A.	37,000	11/27/18	JPY	3,007.77	JPY	109,779	(22,142)

								$(4,366,148)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$40,808,756	$3	$40,808,759
Belgium	—	6,057,176	—	6,057,176

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Canada	$53,163,207	$—	$—	$53,163,207
China	—	7,227,581	—	7,227,581
Denmark	—	8,775,421	—	8,775,421
Finland	—	25,779,749	—	25,779,749
France	—	33,025,461	—	33,025,461
Germany	—	19,407,376	—	19,407,376
India	—	6,782,778	726,939	7,509,717
Ireland	12,307,071	—	—	12,307,071
Japan	—	8,108,181	—	8,108,181
Netherlands	—	21,286,090	—	21,286,090
Singapore	—	24,608,126	—	24,608,126
Sweden	—	11,817,545	—	11,817,545
Switzerland	—	63,619,800	—	63,619,800
Taiwan	—	21,356,079	—	21,356,079
United Kingdom	—	115,422,006	—	115,422,006
United States	341,755,906	—	4,464,791	346,220,697
Preferred Stocks	—	—	6,001,654	6,001,654
Short-Term Securities	4,542,317	—	—	4,542,317

	$411,768,501	$414,082,125	$11,193,387	$837,044,013

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(1,993,677)	$(5,056,010)	$—	$(7,049,687)

(a)	Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1(a)	Transfers Into Level 2(a)	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	$—	$19,072,931	$19,072,931	$—

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2017	$4,411,841	$11,646,491	$16,058,332
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	3,369,128	3,369,128
Net change in unrealized appreciation (depreciation)(a)(b)	779,892	(2,865,141)	(2,085,249)
Purchases	—	2,637,147	2,637,147
Sales	—	(8,785,971)	(8,785,971)

Closing Balance, as of September 30, 2018	$5,191,733	$6,001,654	$11,193,387

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(b)	$779,892	$(4,914,216)	$(4,134,324)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2018 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $3. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized	Range of unobservable Inputs Utilized
Assets:
Common Stocks	$5,191,730	Market	Tangible Book Value Multiple(a)	1.95x	—
			Revenue Multiple(a)	7.75x	—
Preferred Stocks(b)	6,001,654	Market	Revenue Multiple(a)	6.58x-15.50x	10.97x

	$11,193,384

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
(b)

For the year period September 30, 2018, the valuation technique for investments classified as preferred stocks amounting to $3,050,614 changed to Current Value. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

9

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Global Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Global Dividend Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Global Dividend Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Global Dividend Trust

Date: November 19, 2018